Notes to the consolidated financial statements - Selling and distribution expenses (Details) - Selling and distribution expenses - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Expenses By Nature [Line Items]
Personnel	€ (943)	€ (755)
Amortization and depreciation	(65)	(77)
Third-party services	200
Other	(24)	23
Total	(1,232)	(809)
Salary and salary-related expenses	777	288
Expenses from share-based payments	€ 166	€ 467